Investment Objectives and Goals - Regan Floating Rate MBS ETF	Jun. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Regan Floating Rate MBS ETF (the “Fund”) is current income.